JUNE 30, 1999

                         [GRAPHIC] BT Mutual Funds

Institutional
Liquid Assets Fund
Semi-Annual Report




Trust: BT Institutional Funds
Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------

Institutional Liquid Assets Fund

Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders .................................    3

Institutional Liquid Assets Fund

   Statement of Assets and Liabilities .................    5

   Statement of Operations .............................    5

   Statements of Changes in Net Assets .................    6

   Financial Highlights ................................    7

   Notes to Financial Statements .......................    8

Liquid Assets Portfolio

   Statement of Net Assets .............................    9

   Statement of Operations .............................   13

   Statements of Changes in Net Assets .................   13

   Financial Highlights ................................   14

   Notes to Financial Statements .......................   15


                              -------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                              -------------------

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Institutional Liquid Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------


We are pleased to present you with this semi-annual report for the Institutional Liquid Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

In many ways, the semi-annual period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th it adopted a policy bias tilted toward higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o    Over the semi-annual period, the money market yield curve steepened.

The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, Treasury paydowns and softer data supported the short end of the market.

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.

As generally expected, at their June 30 meeting the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

   Status at June 30, 1999
Seven day effective yield: 5.02%
  Average maturity: 51 days
 Net assets: $3,663 billion

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.

INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Liquid Assets Fund.



 Six months ended             Annualized 7 Day       Annualized 7 Day
 June 30, 1999                 Current Yield         Effective Yield
----------------------------------------------------------------------
 Institutional
   Liquid Assets Fund(1)            4.90%                 5.02%

 IBC First Tier-Institutional
   Only Money Funds
   Average                          4.62%                 4.73%
----------------------------------------------------------------------


For most of the semi-annual period, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

We also began to implement our strategy for year-end 1999 by taking advantage of the steep yield curve caused by issuers extending their maturities into next year to avoid potential Y2K problems.

MANAGER OUTLOOK

Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o    unemployment remains at a thirty-year low

o    economic growth has been inordinately robust in historical terms

o    oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also

------------
(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

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Institutional Liquid Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                       By Asset Type as of June 30, 1999
                      (percentages are based on net assets)


In the printed document there appears a pie chart depicting the following plot points:


Certificate of Deposit             0.1%

Commercial Paper                  43.0%

Eurodollar
Certificates of
Deposit                           11.1%

Eurodollar
Time Deposits                     18.2%

Yankee Certificates
of Deposit                        8.3%

Floating Rate Notes              16.9%

Funding Agreements                2.4%


said they must "be especially alert." Thus, we believe, as do many analysts, that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999; however, supply and demand factors will likely be even more significant.

For example, we believe issuance of short-term paper may be quite light in the latter part of December and early January. Thus, we intend to continue to implement a barbell strategy within the Liquid Assets Fund by purchasing fixed and floating rate securities maturing in the first quarter of 2000 as opportunities present themselves.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel
                                Darlene M. Rasel
                Portfolio Manager of the Liquid Assets Portfolio
                                  June 30, 1999

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Institutional Liquid Assets Fund

Statement of Assets and Liabilities                    June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Liquid Assets Portfolio, at Value .......................   $ 3,677,814,065
   Prepaid Expenses ......................................................           187,615
                                                                             ---------------
Total Assets .............................................................     3,678,001,680
                                                                             ---------------
Liabilities
   Due to Bankers Trust ..................................................           297,530
   Dividends Payable .....................................................        14,477,120
   Accrued Expenses ......................................................           181,856
                                                                             ---------------
Total Liabilities ........................................................        14,956,506
                                                                             ---------------
Net Assets ...............................................................   $ 3,663,045,174
                                                                             ===============

Shares Outstanding ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ....................................     3,662,891,086
                                                                             ===============

Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) ............................   $          1.00
                                                                             ===============

Composition of Net Assets
   Paid-in Capital .......................................................   $ 3,662,891,086
   Undistributed Net Investment Income ...................................           (10,896)
   Accumulated Net Realized Gain from Investment Transactions ............           164,984
                                                                             ---------------
Net Assets, June 30, 1999 ................................................   $ 3,663,045,174
                                                                             ===============

--------------------------------------------------------------------------------

Statement of Operations       For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from Liquid Assets Portfolio, net ...................      $ 85,076,000
                                                                               ------------
Expenses
   Administration and Services Fees .....................................           867,728
   Registration Fees ....................................................           160,106
   Professional Fees ....................................................             6,806
   Printing and Shareholder Report Expenses .............................             4,612
   Trustees Fees ........................................................             2,127
   Miscellaneous Expenses ...............................................            25,584
                                                                               ------------
   Total Expenses .......................................................         1,066,963
   Less: Fees Waived by Bankers Trust ...................................          (199,235)
                                                                               ------------
      Net Expenses ......................................................           867,728
                                                                               ------------
Net Investment Income ...................................................        84,208,272
Net Realized Gain from Investment Transactions ..........................            12,334
                                                                               ------------
Net Increase in Assets from Operation ...................................      $ 84,220,606
                                                                               ============

                       See Notes to Financial Statements.

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Institutional Liquid Assets Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     For the             For the
                                                                six months ended        year ended
                                                                June 30, 1999(1)     December 31, 1998
                                                                ----------------     -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...................................    $    84,208,272        $   180,146,965
   Net Realized Gain from Investment Transactions ..........             12,334                105,907
                                                                ---------------        ---------------
Net Increase in Net Assets from Operations .................         84,220,606            180,252,872
                                                                ---------------        ---------------
Distributions to Shareholders
   Net Investment Income ...................................        (84,219,167)          (180,146,965)
                                                                ---------------        ---------------
Capital Transactions in Shares of Beneficial Interest
   (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares ...........................      6,269,233,277          9,993,553,949
   Cost of Shares Redeemed .................................     (5,980,349,218)        (9,936,314,862)
                                                                ---------------        ---------------

Net Increase from Capital Transactions in Shares of
Beneficial Interest ........................................        288,884,059             57,239,087
                                                                ---------------        ---------------
Total Increase in Net Assets ...............................        288,885,498             57,344,994
Net Assets
Beginning of Period ........................................      3,374,159,676          3,316,814,682
                                                                ---------------        ---------------
End of Period ..............................................    $ 3,663,045,174        $ 3,374,159,676
                                                                ===============        ===============


--------------
(1) Unaudited.


                       See Notes to Financial Statements.

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Institutional Liquid Assets Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Liquid Assets Fund.




                                             For the                                                              For the period
                                        six months ended             For the years ended December 31,             Dec. 11, 1995(2)
                                            June 30,            ---------------------------------------                 to
                                             1999(1)            1998             1997              1996            Dec. 31, 1995
                                       -----------------        ----             ----              ----            -------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ...   $     1.00        $     1.00       $     1.00       $        1.00       $        1.00
                                           ----------        ----------       ----------       -------------       -------------
Income from Investment Operations
   Net Investment Income ...............         0.02              0.05             0.05                0.05                0.00(3)
   Net Realized Gain (Loss) from
      Investment Transactions ..........         0.00(3)           0.00(3)         (0.00)(3)            0.00(3)             0.00(3)
                                           ----------        ----------       ----------       -------------       -------------
Total from Investment Operations .......         0.02              0.05             0.05                0.05                0.00(3)
                                           ----------        ----------       ----------       -------------       -------------
Distributions to Shareholders
   Net Investment Income ...............        (0.02)            (0.05)           (0.05)              (0.05)              (0.00)(3)
                                           ----------        ----------       ----------       -------------       -------------
Net Asset Value, End of Period .........   $     1.00        $     1.00       $     1.00       $        1.00       $        1.00
                                           ==========        ==========       ==========       =============       =============
Total Investment Return ................         2.43%             5.57%            5.63%               5.45%               5.88%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) ...................   $3,663,045        $3,374,160       $3,316,815       $   1,943,024       $   1,477,401
   Ratios to Average Net Assets:
      Net Investment Income ............         4.86%(4)          5.43%            5.48%               5.32%               5.50%(4)
      Expenses, Including Expenses
        of the Liquid Assets Portfolio..         0.16%(4)          0.16%            0.16%               0.04%               0.01%(4)
      Decrease Reflected in Above
        Expense Ratios Due to Expenses
        Reimbursed and/or Fees Waived
        by Bankers Trust ...............         0.12%(4)          0.10%            0.09%               0.22%               0.97%(4)

------------
(1) Unaudited.
(2) The Fund's inception date.
(3) Less than $0.01 per share.
(4) Annualized.

                       See Notes to Financial Statements.

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Institutional Liquid Assets Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

F. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to a fund are charged to that Fund, while expenses that are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .16 % of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of companies, provides distribution services to the Fund.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------

Liquid Assets Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount       Description                      Value
 ---------     -----------                      -----

              Commercial Paper - 43.1%(1)
              AlliedSignal,
$20,000,000    5.30%, 2/01/00 ...........   $ 19,366,944

              American General Finance,
 10,000,000    4.83%, 7/26/99 ...........      9,966,458

              Asset Securization:
 25,000,000    5.20%, 7/14/99 ...........     24,953,056
 45,000,000    5.05%, 8/16/99 ...........     44,709,625
 10,000,000    5.25%, 8/31/99 ...........      9,911,042

              Associates Corp.:
 10,000,000    4.86%, 7/27/99 ...........      9,964,900
 25,000,000    5.08%, 9/23/99 ...........     24,703,667

              Bank of America:
  5,000,000    4.75%, 7/27/99 ...........      4,982,847
 20,000,000    4.83%, 11/09/99 ..........     19,648,483

              BBL North America,
  8,000,000    4.84%, 7/09/99 ...........      7,991,324

              British Gas Capital,
 15,000,000    4.88%, 7/07/99 ...........     14,987,800

              BTR Dunlop Finance,
 15,000,000    5.035%, 8/13/99 ..........     14,909,790

              Ciesco L.P.,
 20,000,000    5.22%, 8/20/99 ...........     19,855,000

              Coca Cola Co.,
 15,000,000    5.27%, 1/20/00 ...........     14,554,246

              Corporate Asset Funding Co., Inc.:
 15,000,000    4.82%, 7/21/99 ...........     14,959,833
 15,000,000    4.82%, 7/22/99 ...........     14,957,825
 30,000,000    4.86%, 7/26/99 ...........     29,898,750
 10,000,000    5.12%, 8/02/99 ...........      9,954,489
 35,000,000    5.05%, 8/16/99 ...........     34,766,550
 15,000,000    4.82%, 8/23/99 ...........     14,891,792
 30,000,000    5.20%, 8/24/99 ...........     29,766,000

              Corporate Receivables Corp.:
 25,000,000    5.00%, 7/15/99 ...........     24,951,389
 25,000,000    5.05%, 8/06/99 ...........     24,873,750
 11,000,000    4.93%, 8/12/99 ...........     10,936,732
 20,000,000    5.24%, 8/17/99 ...........     19,863,178
 17,000,000    5.06%, 8/24/99 ...........     16,870,970

              Credit Suisse First Boston:
 17,000,000    4.82%, 7/28/99 ...........     16,938,545
 15,000,000    5.07%, 9/13/99 ...........     14,843,675

              Cregem:
  9,000,000    4.80%, 7/13/99 ...........      8,985,600
 16,000,000    4.76%, 7/21/99 ...........     15,957,689


 Principal
  Amount       Description                      Value
 ---------     -----------                      -----

              DaimlerChrysler,
$11,000,000    4.90%, 8/02/99 ...........   $ 10,952,089

              Delaware Funding Corp.:
 17,000,000    5.05%, 7/30/99 ...........     16,930,843
  9,862,000    4.93%, 8/05/99 ...........      9,814,731

              Diageo Capital PLC:
 10,000,000    4.85%, 7/15/99 ...........      9,981,139
 15,000,000    4.81%, 8/16/99 ...........     14,907,808
 10,000,000    4.84%, 9/24/99 ...........      9,885,722

              Du Pont de Nemours & Co.,
 10,000,000    4.87%, 7/19/99 ...........      9,975,650

              Eastman Kodak Co.,
 10,000,000    4.97%, 7/14/99 ...........      9,982,053

              Ford Motor Credit Corp.,
 25,000,000    4.98%, 7/19/99 ...........     24,937,750

              General Electric Capital Corp.:
  5,000,000    4.82%, 7/23/99 ...........      4,985,272
 20,000,000    4.83%, 7/28/99 ...........     19,927,550
 18,000,000    4.78%, 8/02/99 ...........     17,923,520
 20,000,000    4.83%, 9/30/99 ...........     19,755,817
 20,000,000    4.95%, 2/07/00 ...........     19,392,250

              General Electric International
               Capital Fund,
 20,000,000    5.31%, 2/15/00 ...........     19,324,450

              General Motors Acceptance Corp.:
 20,000,000    4.88%, 7/08/99 ...........     19,981,022
 25,000,000    4.97%, 7/16/99 ...........     24,948,229
 35,000,000    4.87%, 7/29/99 ...........     34,867,428
 25,000,000    4.87%, 8/04/99 ...........     24,885,014
 20,000,000    4.94%, 8/16/99 ...........     19,873,756
 20,000,000    5.22%, 1/31/00 ...........     19,379,400

              Generale Funding:
 10,000,000    4.83%, 7/06/99 ...........      9,993,292
 17,000,000    4.83%, 7/30/99 ...........     16,933,856
 10,000,000    4.82%, 8/05/99 ...........      9,953,139
 20,000,000    4.88%, 8/17/99 ...........     19,872,578
 35,000,000    5.07%, 9/13/99 ...........     34,631,953
  3,700,000    4.80%, 10/27/99 ..........      3,641,787
  9,000,000    5.25%, 1/14/00 ...........      8,741,438

              Glaxo Wellcome PLC,
 25,000,000    4.82%, 7/19/99 ...........     24,939,750

              International Lease Finance,
  8,000,000    4.94%, 2/04/00 ...........      7,760,684

              Internationale Nederlanden Bank,
 19,000,000    4.84%, 7/06/99 ...........     18,987,228


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Liquid Assets Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount       Description                      Value
 ---------     -----------                      -----
              J.P. Morgan Securities, Inc.:
$29,000,000    4.82%, 7/06/99 ...........   $ 28,980,586
 15,000,000    4.82%, 7/15/99 ...........     14,971,883
 22,000,000    5.03%, 8/16/99 ...........     21,858,601
 12,000,000    4.90%, 9/15/99 ...........     11,875,867
 10,000,000    4.83%, 10/08/99 ..........      9,867,175

              Merrill Lynch & Co.,
 15,000,000    4.815%, 7/23/99 ..........     14,955,863

              Morgan Stanley,
 25,000,000    4.84%, 7/09/99 ...........     24,973,111

              Motorola, Inc.,
 15,000,000    5.20%, 8/05/99 ...........     14,924,167

              National Rural Utilities CFC,
 15,000,000    4.84%, 7/16/99 ...........     14,969,750

              Pfizer, Inc.:
 20,000,000    4.95%, 7/12/99 ...........     19,969,750
 40,000,000    4.98%, 7/22/99 ...........     39,883,800

              Quincy Capital Corp.:
 10,035,000    4.86%, 7/13/99 ...........     10,018,743
 12,454,000    5.06%, 8/11/99 ...........     12,382,230

              Receivables Capital Corp.:
 15,000,000    4.91%, 7/06/99 ...........     14,989,771
 18,000,000    5.34%, 7/06/99 ...........     17,986,650
 13,000,000    4.87%, 7/12/99 ...........     12,980,655
 30,000,000    4.87%, 7/14/99 ...........     29,947,242

              Rio Tinto America, Inc.,
 20,000,000    5.04%, 8/16/99 ...........     19,871,200

              Riverwoods Funding Corp.,
 15,732,000    4.84%, 7/09/99 ...........     15,715,079

              Svenska Handelsbanken, Inc.,
 15,000,000    4.77%, 7/22/99 ...........     14,958,263

              Wachovia Bank,
 10,000,000    5.18%, 2/15/00 ...........      9,670,494

              Wells Fargo Bank,
 20,000,000    4.82%, 7/15/99 ...........     19,962,511

              Windmill Funding Corp.:
 30,000,000    4.89%, 7/01/99 ...........     30,000,000
  7,000,000    4.93%, 7/06/99 ...........      6,995,207
 15,000,000    4.88%, 7/09/99 ...........     14,983,733
 40,000,000    4.90%, 7/12/99 ...........     39,940,111
 20,000,000    4.93%, 7/13/99 ...........     19,967,133
 15,000,000    5.05%, 8/16/99 ...........     14,903,208
                                           -------------

Total Commercial Paper
  (Amortized Cost $1,584,491,930) .......  1,584,491,930
                                           -------------


 Principal
  Amount       Description                      Value
 ---------     -----------                      -----
              EURODOLLAR TIME
              DEPOSITS - 18.2%
              Banque Bruxelles Lambert,
$25,000,000    5.00%, 10/06/99 ..........   $ 25,000,000

              Commerzbank,
 50,000,000    4.92%, 7/08/99 ...........     50,000,000

              Credit Agrricole,
150,000,000    5.875%, 7/01/99 ..........    150,000,000

              Den Danske Bank,
 40,000,000    4.955%, 8/27/99 ..........     40,000,000

              National City Bank of Cleveland,
128,200,216    4.938%, 7/01/99 ..........    128,200,216

              Norddeutsche Landesbank,
 25,000,000    4.938%, 9/14/99 ..........     25,000,000

              Societe Generale,
 50,000,000    4.98%, 11/12/99 ..........     50,000,000

              Toronto Dominion Bank,
100,000,000    5.75%, 7/01/99 ...........    100,000,000

              Westdeutsche Landesbank,
100,000,000    5.875%, 7/01/99 ..........    100,000,000
                                           -------------

Total Eurodollar Time Deposits
  (Amortized Cost $668,200,216) .........   668,200,216
                                           -------------

              CERTIFICATE
              OF DEPOSIT - 0.1%
              Wachovia Bank,
  5,000,000    4.90%, 1/10/00
  (Amortized Cost $4,996,528) ...........      4,996,528
                                           -------------

              EURODOLLAR CERTIFICATES
              OF DEPOSIT - 11.1%

              Abbey National PLC:
 10,000,000    5.44%, 3/13/00 ...........     10,000,000
 35,000,000    4.92%, 7/15/99 ...........     35,000,000
 25,000,000    4.93%, 10/26/99 ..........     25,000,000

              ABN Amro,
 25,000,000    4.95%, 10/12/99 ..........     25,001,906

              Bank of Scotland:
 10,000,000    4.93%, 8/03/99 ...........      9,999,543
 20,000,000    4.95%, 8/25/99 ...........     20,000,000

              Barclays Bank PLC:
 15,000,000    5.03%, 1/06/00 ...........     14,956,019
 25,000,000    4.875%, 8/16/99 ..........     25,000,158


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Liquid Assets Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount       Description                      Value
 ---------     -----------                      -----
              Cariplo,
$25,000,000    4.89%, 7/12/99 ...........   $ 25,000,000


              Internationale Nederlanden Bank:
 25,000,000    5.218%, 7/30/99 ..........     25,000,000
 23,000,000    4.94%, 8/16/99 ...........     22,999,596
 20,000,000    4.965%, 8/23/99 ..........     20,000,287
 20,000,000    4.975%, 9/22/99 ..........     19,999,682

              Norddeutsche Landesbank,
 25,000,000    4.975%, 11/10/99 .........     25,000,000

              Rabobank Nederland, N.V.:
 43,000,000    4.87%, 7/26/99 ...........     43,000,291
  5,500,000    5.14%, 3/20/00 ...........      5,485,636

              Westdeutsche Landesbank:
 25,000,000    4.895%, 7/08/99 ..........     25,000,000
 30,000,000    4.96%, 8/25/99 ...........     30,000,000
                                           -------------

Total Eurodollar Certificates of Deposit
  (Amortized Cost $406,443,118) .........    406,443,118
                                           -------------

              YANKEE CERTIFICATES
              OF DEPOSIT - 8.3%

              Bank of Austria,
 15,000,000    5.685%, 8/03/99 ..........     15,007,915

              Banque Nationale de Paris:
 20,000,000    4.87%, 7/02/99 ...........     19,999,990
 25,000,000    4.88%, 7/02/99 ...........     24,999,997

              Bayerische Hypotheka Vereinsbank:
 15,000,000    5.15%, 3/20/00 ...........     14,994,797
 10,000,000    5.10%, 4/12/00 ...........      9,993,569
 22,000,000    5.15%, 4/28/00 ...........     21,992,988

              Bayerische Landesbank,
 45,000,000    4.88%, 7/26/99 ...........     44,997,454

              Corporate Credit de France,
 20,000,000    4.85%, 7/12/99 ...........     20,000,000

              Canadian Imperial Bank,
 12,000,000    5.27%, 3/03/00 ...........     11,993,001

              Commerzbank:
  8,000,000    5.01%, 1/10/00 ...........      7,999,592
  7,000,000    4.99%, 2/02/00 ...........      6,992,076
  6,000,000    5.16%, 2/25/00 ...........      5,998,486
 10,000,000    5.15%, 3/20/00 ...........      9,996,531

              Norddeutsche Landesbank:
  7,000,000    5.66%, 7/27/99 ...........      7,002,783
  5,000,000    5.35%, 5/24/00 ...........      4,997,410

 Principal
  Amount       Description                      Value
 ---------     -----------                      -----

              Paribas SA,
 $35,000,000   4.95%, 8/24/99 ...........    $35,000,000

              Rabobank Nederland, N.V.:
  5,000,000    5.64%, 7/30/99 ...........      5,001,854
 10,000,000    5.02%, 1/12/00 ...........      9,976,088

              Royal Bank of Canada,
  5,000,000    5.70%, 7/03/00 ...........      4,997,586

              Toronto Dominion Bank,
 10,000,000    5.10%, 2/22/00 ...........      9,997,196

              Union Bank of Switzerland,
 14,000,000    5.18%, 3/15/00 ...........     13,992,381
                                           -------------

Total Yankee Certificates of Deposit
  (Amortized Cost $305,931,694) .........    305,931,694
                                           -------------

              FLOATING RATE NOTES - 16.9%
              American Express Centurion Bank:
               Monthly Variable Rate,
 10,000,000    4.93%, 2/14/00 ...........     10,003,555
 10,000,000    4.90%, 3/15/00 ...........     10,000,000

              Asset Securitization:
               Quarterly Variable Rate,
 25,000,000    5.06%, 3/06/00 ...........     25,000,000
 15,000,000    5.095%, 3/10/00 ..........     14,998,974

              Bank of America:
               Monthly Variable Rate,
 25,000,000    5.567%, 8/18/99 ..........     24,999,386

              Bank of Austria:
               Quarterly Variable Rate,
 25,000,000    5.548%, 7/27/99 ..........     24,998,951

              Bank of Scotland:
               Monthly Variable Rate,
 25,000,000    4.848%, 3/15/00 ..........     24,989,559

              Quarterly Variable Rate,
 12,000,000    4.811%, 5/10/00 ..........     11,992,891

              Bayerische Hypotheka Vereinsbank:
               Monthly Variable Rate,
 25,000,000    4.846%, 4/25/00 ..........     24,989,925
 10,000,000    4.813%, 5/15/00 ..........      9,993,932
  5,000,000    4.823%, 5/15/00 ..........      4,997,197

              Colgate-Palmolive Co.:
               Quarterly Variable Rate,
 20,000,000    5.528%, 8/25/99 ..........     19,997,634

              Corporate Receivables Corp.:
               Quarterly Variable Rate,
 20,000,000    5.065%, 2/16/00 ..........     20,000,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Liquid Assets Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount       Description                      Value
 ---------     -----------                      -----

              First Union Corp.:
               Quarterly Variable Rate,
$10,000,000    5.688%, 8/18/99 ..........   $ 10,000,955
 10,000,000    5.208%, 10/20/99 .........     10,000,000
 20,000,000    5.422%, 11/16/99 .........     20,000,000

              General Electric Capital Corp.:
               Quarterly Variable Rate,
 25,000,000    4.95%, 4/12/00 ...........     25,000,000
 15,000,000    4.95%, 5/12/00 ...........     15,000,000
 10,000,000    5.554%, 9/08/99 ..........     10,000,000

              IBM Credit:
               Quarterly Variable Rate,
 13,000,000    5.22%, 11/02/99 ..........     12,999,117

              J.P. Morgan:
               Quarterly Variable Rate,
 10,000,000    4.976%, 3/02/00 ..........     10,000,384
 15,000,000    4.87%, 6/23/00 ...........     15,000,000

              Key Bank:
               Monthly Variable Rate,
 20,000,000    5.03%, 6/26/00 ...........     19,988,336

              Morgan Guaranty:
               Quarterly Variable Rate,
 40,000,000    5.22%, 11/29/99 ..........     39,992,238

              National Rural Utilities CFC:
               Quarterly Variable Rate,
 15,000,000    5.219%, 11/23/99 .........     15,000,000
  9,000,000    5.148%, 6/26/00 ..........      8,999,115

              Norwest Corp.:
               Quarterly Variable Rate,
 20,000,000    5.45%, 9/20/99 ...........     19,999,793
 20,000,000    5.242%, 10/28/99 .........     19,999,344

              Pepsi Co.:
               Quarterly Variable Rate,
  5,000,000    4.838%, 8/19/99 ..........      4,999,207

              PNC Bank:
               Monthly Variable Rate,
 15,000,000    4.869%, 1/31/00 ..........     14,996,528


 Principal
  Amount       Description                      Value
 ---------     -----------                      -----
              Royal Bank of Canada:
               Monthly Variable Rate,
$10,000,000    5.52%, 7/14/99 ...........      $9,999,751

              Societe Generale:
               Monthly Variable Rate,
 35,000,000    4.895%, 3/03/00 ..........      34,985,092
 25,000,000    4.825%, 5/15/00 ..........      24,986,962

              Toronto Dominion Bank:
               Quarterly Variable Rate,
 25,000,000    5.548%, 7/30/99 ..........      25,000,055

              Wells Fargo Bank:
               Quarterly Variable Rate,
 17,000,000    4.88%, 4/26/00 ...........      16,989,248

              Westpac Capital:
               Quarterly Variable Rate,
 10,000,000    4.816%, 4/17/00 ..........       9,995,243
                                            -------------

Total Floating Rate Notes
  (Amortized Cost $620,893,372) .........     620,893,372
                                            -------------

              FUNDING AGREEMENTS - 2.4%
              General Electric Life & Annuity:
               Monthly Variable Rate,
 25,000,000    4.968%, 6/01/00(2) .......      25,000,000

              Transamerica Life:
               Monthly Variable Rate,
 15,000,000    4.951%, 6/13/00(2) .......      15,000,000

              Travelers Insurance:
               Monthly Variable Rate,
 30,000,000    4.978%, 2/23/00(2) .......      30,000,000
 20,000,000    4.967%, 4/03/00(2) .......      20,000,000
                                            -------------

Total Funding Agreements
  (Amortized Cost $90,000,000) ..........      90,000,000
                                            -------------
Total Investments
  (Amortized Cost $3,680,956,858) . 100.1%  3,680,956,858

Liabilities in Excess of
  Other Assets ....................  (0.1)%    (3,140,743)
                                    -----   -------------
Net Assets ........................ 100.0% $3,677,816,115
                                    =====  ==============


-----------
(1) Interest rates for commercial paper represent discount rates at the time of purchase.
(2) Illiquid Security.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Liquid Assets Portfolio

Statement of Operations       For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest ............................................     $ 86,989,894
                                                             ------------
Expenses
   Advisory Fees .......................................        2,609,897
   Administration and Service Fees .....................          869,966
   Professional Fees ...................................           12,276
   Trustees Fees .......................................            2,353
   Miscellaneous .......................................              815
                                                             ------------
   Total Expenses ......................................        3,495,307
   Less: Fees Waived by Bankers Trust ..................       (1,581,416)
                                                             ------------
     Net Expenses ......................................        1,913,891
                                                             ------------
Net Investment Income ..................................       85,076,003
Net Realized Gain from Investment Transactions .........           12,334
                                                             ------------
Net Increase in Net Assets from Operations .............     $ 85,088,337
                                                             ============


--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                For the                 For the
                                                           six months ended            year ended
                                                           June 30, 1999(1)         December 31, 1998
                                                           -----------------        -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...........................        $     85,076,003         $    181,820,663
   Net Realized Gain from Investment Transactions ..                  12,334                  105,907
                                                            ----------------         ----------------
Net Increase in Net Assets Resulting from Operations              85,088,337              181,926,570
                                                            ----------------         ----------------
Capital Transactions
   Proceeds from Capital Invested ..................           6,146,659,261            9,957,865,380
   Value of Capital Withdraws ......................          (5,943,640,630)         (10,081,442,865)
                                                            ----------------         ----------------
Net Increase (Decrease) in Net Assets from
    Capital Share Transactions .....................             203,018,631             (123,577,105)
                                                            ----------------         ----------------
Total Increase in Net Assets .......................             288,106,968               58,349,465
Net Assets
Beginning of Period ................................           3,389,709,147            3,331,359,682
                                                            ----------------         ----------------
End of Period ......................................        $  3,677,816,115         $  3,389,709,147
                                                            ================         ================

---------------
(1) Unaudited.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Liquid Assets Portfolio

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Liquid Assets Portfolio.



                                                For the
                                              six months                         For the years ended December 31,
                                            ended June 30,     -----------------------------------------------------------------
                                                1999(1)           1998          1997          1996         1995(2)         1994
                                            --------------        ----          ----          ----         ----            ----
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)   $3,677,816       $3,389,709    $3,331,360    $1,952,085    $1,481,589       $13,404
   Ratios to Average Net Assets:
     Net Investment Income ..................       4.88%(3)         5.47%         5.52%         5.32%         7.28%(1)      4.28%
     Expenses ...............................       0.11%(3)         0.11%         0.11%         0.03%         0.01%(1)      0.10%
     Decrease Reflected in Above Expense
       Ratios Due to Expenses Reimbursed
         and/or Fees Waived by Bankers Trust..      0.10%(3)         0.09%         0.09%         0.17%         0.28%(1)      0.30%

---------------
(1) Unaudited.
(2) For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995.
(3) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Liquid Assets Portfolio


Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant Accounting Policies
A.  Organization
The Liquid Assets Portfolio (the "Portfolio") is registered under the investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio began operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B. Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Act and represents fair value of the Portfolio's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accured interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, administration and service fees amounted to $869,966, of which $147,765 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $2,609,897, of which $429,943 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit expenses to .11% of the average daily net assets of the Portfolios.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3 -- Net Assets
At June 30, 1999 net assets consisted of:

Paid-in Capital                          $3,677,816,115
                                         --------------

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


[BANKERS TRUST LOGO]


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager
or write to us at:             BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.


Institutional Liquid Assets Fund    CUSIP #055924864
BT Institutional Funds              813SA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101